Investment Objectives and Goals - FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]

To provide investors with as high a level of income exempt from federal income taxes and New York State and New York City personal income taxes as is consistent with prudent investment management and the preservation of shareholders' capital.